Net Income Per Share	12 Months Ended
Dec. 31, 2018
Net Income per Share [Abstract]
Net Income per Share
(13)	Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Basic:
Net income from continuing operations	145,095	446,236	617,095
Net income from discontinued operations	22,543	5,480	—
Net income	167,638	451,716	617,095
Less: Net income attributable to the noncontrolling interests	10,591	2,488	7,180
Net income attributable to the Company's shareholders	157,047	449,228	609,915
Weighted average number of ordinary shares outstanding	1,160,592,325	1,231,698,725	1,239,264,464
Basic net income from continuing operations per ordinary share	0.12	0.36	0.49
Basic net income from discontinued operations per ordinary share	0.02	0.00	0.00
Basic net income per ordinary share	0.14	0.36	0.49
Basic net income from continuing operations per ADS	2.32	7.20	9.84
Basic net income from discontinued operations per ADS	0.39	0.09	0.00
Basic net income per ADS	2.71	7.29	9.84

Diluted:
Net income from continuing operations	145,095	446,236	617,095
Net income from discontinued operations	22,543	5,480	—
Net income	167,638	451,716	617,095
Less: Net income attributable to the noncontrolling interests	10,591	2,488	7,180
Net income attributable to the Company's shareholders	157,047	449,228	609,915
Weighted average number of ordinary shares outstanding	1,160,592,325	1,231,698,725	1,239,264,464
Weighted average number of dilutive potential ordinary shares from share options	48,229,471	29,524,324	1,589,570
Total	1,208,821,796	1,261,223,049	1,240,854,034
Diluted net income from continuing operations per ordinary share	0.11	0.36	0.49
Diluted net income from discontinued operations per ordinary share	0.02	0.00	0.00
Diluted net income per ordinary share	0.13	0.36	0.49
Diluted net income from continuing operations per ADS	2.23	7.20	9.83
Diluted net income from discontinued operations per ADS	0.37	0.09	0.00
Diluted net income per ADS	2.60	7.29	9.83

The shares subscribed by the Participants under the 521 Plan is excluded from the computation of basic and diluted income per ordinary share during the year ended December 31, 2018. Further, the contingently issuable shares subject to the 521 Plan will be excluded from basic income per ordinary share until the shares are fully vested upon the achievement of performance conditions under the 521 Plan by the Participants.